Average Annual Total Returns - Invesco Total Return Bond ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index Since Inception
Total	Feb. 10, 2016	10.87%	6.81%	9.03%	5.22%	6.39%	4.56%	7.51%	4.09%